Equity (Details) - USD ($) $ in Thousands					1 Months Ended				12 Months Ended
	Jan. 10, 2019	Jan. 09, 2019	Dec. 15, 2018	Jan. 10, 2018	May 20, 2019	Apr. 18, 2019	Nov. 30, 2018	Nov. 27, 2018	Dec. 31, 2019	Dec. 31, 2018	Feb. 28, 2018
Equity (Textual)
Equity interest, percentage									45.00%
Variable interest entity percentage, description							The Company’s board of director approved the plan to dispose all of its tangible and intangibles assets related to the Consolidated VIEs through a series of agreements with Jinan Yuantel Communication Technology LLP (“Jinan Yuantel”), a Company controlled by a non-controlling interest shareholder individual, to dispose to Jinan Yuantel 20% of equity interest in Yuantel at a consideration of RMB25 million. The Company also authorized Jinan Yuantel to actively seek for investors on behalf of the Company to sell 45% of the equity interest in Yuantel held by Big Cloud Network at a consideration which is based on the expected share valuation no less than RMB180 million by June 30, 2019, for which, Jinan Yuantel will be granted the option to purchase the remaining 10% of the equity interest in Yuantel held by Big Cloud Network at a consideration of RMB10 upon achievement of the sale. Since the sale has not yet been completed as of the filing of this annual report, the Company has the right to not grant the option for the remaining 10% of equity interest.		The Consolidated VIEs contributed 21%, 18% and 29% of the Group's consolidated revenues for the years ended December 31, 2017, 2018 and 2019, respectively. As of December 31, 2018 and 2019, the Consolidated VIEs accounted for an aggregate of 16% and 22%, respectively, of the consolidated total assets, and 22% and 18%, respectively, of the consolidated total liabilities.
Ownership interest rate, percentage									45.00%
Investment agreement, description	Refer to Note 10 for 183,342 shares on January 10, 2019 related to long-term investments.								The Group recognized an accrual of $1,920 and $1,987, respectively, in unrecognized tax benefits and its interest (Note 17). The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statutes of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. As of December 31, 2018 and 2019, the Group classified the accrual for unrecognized tax benefits as a non-current liability.	The Group recognized an accrual of $1,920 and $1,987, respectively, in unrecognized tax benefits and its interest (Note 17). The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statutes of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. As of December 31, 2018 and 2019, the Group classified the accrual for unrecognized tax benefits as a non-current liability.
Ordinary shares issuance related, description		The Group issued an aggregate of 780,000 ordinary shares to certain advisors, in exchange for their services related to investors relations during the year ended December 31, 2019. The 780,000 shares were fully vested as of December 31, 2019. The Group recorded the fair value of the shares in an amount of $2,493 in compensation expenses which was included in general and administrative expenses.
Cancelled ordinary shares					966,136
Settlement of arbitration related, description								The Secretariat of the International Court of Arbitration for the International Chamber of Commerce issued a final award to Samsung Electronics Co., Ltd. ("Samsung") that constituted the final decision on the Group's dispute with Samsung over a sales contract. The court order required the Group to pay to Samsung total payments of $4,650 including: i) $4,280 as the "Principal Amount", plus (ii) accrued interest of $370 computed from March 31, 2019 on the outstanding balance of the Principal Amount at a simple interest rate of 9% per annum (together with the Principal Amount, collectively referred to as the "Settlement Payment"). On April 26, 2019, the Group entered into a settlement agreement with Samsung according to which, the Group shall pay the full and total amount of the Settlement Payment in equal monthly installments over a period of twenty-four months beginning on March 31, 2019. In addition, a total of 2,209,728 ordinary shares were issued to Samsung as escrow shares in the year 2019 as security for the payments. The Group recorded the fair value of the shares issued in an aggregate of $6,401 in additional paid-in capital, with a corresponding amount included in subscription receivable. Due to cash constraints, particularly due to the COVID-19 pandemic, the Group has not made monthly installments to Samsung since the fourth quarter of 2019, and Samsung has not pursued alternative means of repayment from the Group as of the filing of this annual report.
Prepayment for value											$ 10,048
Share Purchase Agreement [Member]
Equity (Textual)
Investment agreement, description			The Group entered into a Share Purchase Agreement ("Purchase Agreement") with Shanghai KADI Machinery Technology Co., Ltd. ("KADI SH"), KADI Technologies Limited ("KADI HK") (collectively, "KADI") and Lin Hu and Shou Huajun, the sole shareholders of KADI SH and KADI HK (the "KADI's Selling Shareholders"), for the purchase of 60% of the issued and outstanding ordinary shares of KADI SH ("KADI SH Shares") and 60% of the issued and outstanding ordinary shares of KADI HK ("KADI HK Shares", together with the KADI SH Shares, the "KADI Shares"). The transaction with KADI consists of total cash consideration of $4,600 in installments and share consideration equivalent to $9,750 in installments upon achievement of earn-outs by KADI SH from 2018 to 2021. As of December 31, 2018, $600 was prepaid to KADI SH. The transaction did not close as of December 31, 2019 due to KADI not able to present audited financial statements as required by the earn-out provisions of the agreement and that KADI has not performed the ownership change registration at the local jurisdiction. Although KADI was not able to present audited financial statements as required by the earn-out provisions of the agreement and has not performed the ownership change registration, 1,632,555 of Borqs' ordinary shares were issued to KADI on January 9, 2019, for which the Group recorded the fair value of these shares in an aggregate of $5,217 in additional paid-in capital, with a corresponding amount included in subscription receivable. As a result, future capital commitments for KADI has been voided due to KADI's breach of provisions of the agreements. As of the filing of this annual report, the Group has cancelled all the ordinary shares of 589,005 shares, which were issued into escrow account with KADI. Also, the Group is in negotiation with KADI for a reduced ownership of KADI or a recission of the acquisition.
Equity Financing Agreement [Member]
Equity (Textual)
Equity financing agreement, description						The Group entered into an equity financing agreement with Chongqing Youtong owned by the Chongqing Government in the PRC. According to the agreement, Chongqing Youtong purchased 9.9 % equity interest of the Company equivalent to 3,734,283 ordinary shares with a total purchase consideration of $13,865 on May 16, 2019, for which 75% of the total purchase consideration amounting to $10,399 in cash was received. The remaining 25% of the total purchase consideration amounting to $3,466 will be contributed in the form of real property and equipment (the "Property Investment") by Chongqing Youtong within six months from May 16, 2019 the date that the cash investment portion was completed. However, as of the filing of this annual report, the Property Investment has not yet been completed; and the Company is in the process of negotiating the acceptable value of the real property and equipment from Chongqing Youtong. The shares are unregistered and are subject to lock up provisions for one year.
Stock Repurchase Agreement [Member]
Equity (Textual)
Stock repurchase agreement, description				On January 10, 2018, we entered into a stock repurchase agreement ("Stock Repurchase Agreement") with Zhengqi International Holding Limited ("Zhengqi"), pursuant to which we agreed to repurchase 966,136 of our ordinary shares that were originally issued and sold to Zhengqi on August 18, 2017, at an aggregate purchase price of approximately $10,070 or $10.40 per share.